INCOME TAXES (Details) - ESG [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
US federal statutory rates	(21.00%)	(21.00%)
Tax rate difference between PRC and U.S.	(4.00%)	(4.00%)
Effect of income tax exemption on certain income	(40.93%)	(34.33%)
Change in valuation allowance	65.93%	59.33%
Effective tax rate